UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Advantage Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street,

12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31, 2012

Date of reporting period: November 30, 2012

ITEM 1. PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 66.35%
Consumer Discretionary : 3.09%
Media : 3.09%
Comcast Corporation Class A	40,300	$1,498,354
DISH Network Corporation	50,000	1,852,000
		3,350,354

Energy : 6.77%
Oil, Gas & Consumable Fuels : 6.77%
EQT Corporation	15,000	900,900
Kinder Morgan Incorporated	10,577	357,608
Spectra Energy Corporation	100,000	2,795,000
The Williams Companies Incorporated	100,000	3,284,000
		7,337,508

Industrials : 3.91%
Air Freight & Logistics : 3.83%
Deutsche Post AG	200,000	4,151,358

Building Products : 0.08%
Ameresco Incorporated Class A †	9,000	84,600

Information Technology : 4.67%
Internet Software & Services : 4.67%
AOL Incorporated	135,000	5,065,200

Telecommunication Services : 8.11%
Diversified Telecommunication Services : 5.52%
BCE Incorporated	16,000	676,800
France Telecom SA	150,000	1,587,777
Tele2 AB Series B	50,000	873,996
Telecom Italia SpA	2,000,000	1,595,776
Telefonica Brasil ADR	18,600	408,084
Windstream Corporation	100,000	838,000
		5,980,433

Wireless Telecommunication Services : 2.59%
Shenandoah Telecommunications Company	40,000	556,000
Turkcell Iletisim Hizmetleri AS ADR †	70,000	1,060,500
VimpelCom Limited ADR	100,000	1,058,000
Vodafone Group plc ADR	5,000	129,000
		2,803,500

Utilities : 39.80%
Electric Utilities : 27.90%
American Electric Power Company Incorporated	25,000	1,066,250
Chesapeake Utilities Corporation	200	9,000
Duke Energy Corporation	30,514	1,947,403
Edison International	2,000	90,960
Entergy Corporation	1,000	63,540
Great Plains Energy Incorporated	298,810	6,050,903
Hawaiian Electric Industries Incorporated	100,000	2,491,000
IDACORP Incorporated	25,000	1,067,750
ITC Holdings Corporation	60,000	4,713,000

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security name			Shares	Value
Electric Utilities (continued)
Nextera Energy Incorporated			70,000	$4,809,700
Northeast Utilities			101,312	3,924,827
NV Energy Incorporated			75,000	1,374,750
Pepco Holdings Incorporated			100	1,974
The Southern Company			60,000	2,613,000
				30,224,057

Gas Utilities : 2.64%
Gas Natural Incorporated			25,000	238,000
National Fuel Gas Company			50,000	2,604,000
New Jersey Resources			200	8,116
South Jersey Industries Incorporated			200	9,994
				2,860,110

Multi-Utilities : 7.07%
CenterPoint Energy Incorporated			50,000	986,500
CH Energy Group Incorporated			500	32,605
Dominion Resources Incorporated			300	15,333
Enel SpA			350,000	1,326,432
Hera SpA			1,467,400	2,305,381
MDU Resources Group Incorporated			500	10,360
Public Service Enterprise Group Incorporated			50,000	1,504,500
Sempra Energy			19,900	1,361,558
Wisconsin Energy Corporation			3,000	112,590
				7,655,259

Water Utilities : 2.19%
American Water Works Company Incorporated			50,000	1,908,500
Middlesex Water Company			25,000	467,750
				2,376,250

Total Common Stocks (Cost $62,139,017)				71,888,629

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 30.96%
Consumer Discretionary : 7.13%
Auto Components : 0.63%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$270,000	287,550
Cooper Tire & Rubber Company	7.63	3-15-2027	215,000	220,375
Goodyear Tire & Rubber Company	7.00	5-15-2022	25,000	26,688
Penske Automotive Group Incorporated 144A	5.75	10-1-2022	10,000	10,175
United Rentals Financing Escrow Corporation 144A	5.75	7-15-2018	125,000	134,688
				679,476

Diversified Consumer Services : 0.80%
Service Corporation International	4.50	11-15-2020	25,000	25,313
Service Corporation International	6.75	4-1-2016	100,000	111,250
Service Corporation International	7.00	6-15-2017	25,000	28,750
Service Corporation International	7.50	4-1-2027	465,000	495,225
Service Corporation International	7.63	10-1-2018	25,000	29,813
Service Corporation International	8.00	11-15-2021	40,000	49,400
Sotheby’s Company 144A	5.25	10-1-2022	125,000	126,250
				866,001

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure : 2.52%
Ameristar Casinos Incorporated	7.50%	4-15-2021	$225,000	$239,625
Burger King Corporation	9.88	10-15-2018	75,000	86,438
CCM Merger Incorporated 144A	9.13	5-1-2019	390,000	390,000
CityCenter Holdings LLC	7.63	1-15-2016	25,000	26,625
CityCenter Holdings LLC 144A	7.63	1-15-2016	75,000	79,688
CityCenter Holdings LLC ¥	10.75	1-15-2017	200,431	215,964
DineEquity Incorporated	9.50	10-30-2018	350,000	395,938
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	300,000	321,000
Greektown Superholdings Incorporated Series B	13.00	7-1-2015	150,000	160,500
NAI Entertainment Holdings LLC 144A	8.25	12-15-2017	330,000	364,650
Penn National Gaming Incorporated	8.75	8-15-2019	75,000	85,594
Ruby Tuesday Incorporated 144A	7.63	5-15-2020	150,000	141,750
Scientific Games Corporation	9.25	6-15-2019	60,000	66,750
Speedway Motorsports Incorporated	6.75	2-1-2019	25,000	26,250
Speedway Motorsports Incorporated	8.75	6-1-2016	120,000	128,400
				2,729,172

Household Durables : 0.02%
American Greetings Corporation	7.38	12-1-2021	25,000	26,031

Media : 2.72%
Cablevision Systems Corporation	8.63	9-15-2017	145,000	166,388
CCO Holdings LLC	6.50	4-30-2021	75,000	80,906
CCO Holdings LLC	7.00	1-15-2019	125,000	135,313
Cinemark USA Incorporated	7.38	6-15-2021	75,000	82,125
Cinemark USA Incorporated	8.63	6-15-2019	165,000	182,325
CSC Holdings LLC	7.63	7-15-2018	25,000	28,688
CSC Holdings LLC	7.88	2-15-2018	75,000	86,250
DISH DBS Corporation	7.88	9-1-2019	115,000	135,988
EchoStar DBS Corporation	7.13	2-1-2016	50,000	56,063
Gray Television Incorporated 144A	7.50	10-1-2020	235,000	235,000
Lamar Media Corporation	5.88	2-1-2022	75,000	79,781
Lamar Media Corporation	7.88	4-15-2018	130,000	143,488
Lamar Media Corporation Series C	9.75	4-1-2014	25,000	27,500
LIN Television Corporation 144A	6.38	1-15-2021	25,000	25,563
LIN Television Corporation	8.38	4-15-2018	150,000	162,750
Local TV Finance LLC 144A	9.25	6-15-2015	425,000	430,313
National CineMedia LLC	6.00	4-15-2022	170,000	179,775
National CineMedia LLC	7.88	7-15-2021	50,000	55,250
Nexstar Broadcasting Group Incorporated 144A	6.88	11-15-2020	95,000	95,475
Regal Cinemas Corporation	8.63	7-15-2019	285,000	312,788
Salem Communications Corporation	9.63	12-15-2016	223,000	246,973
				2,948,702

Specialty Retail : 0.44%
Gap Incorporated	5.95	4-12-2021	50,000	56,992
Limited Brands Incorporated	6.63	4-1-2021	25,000	28,656
RadioShack Corporation	6.75	5-15-2019	150,000	93,938
Rent-A-Center Incorporated	6.63	11-15-2020	75,000	81,375
Toys “R” Us Property Company I LLC	10.75	7-15-2017	55,000	59,950
Toys “R” Us Property Company II LLC	8.50	12-1-2017	150,000	160,125
				481,036

Consumer Staples : 0.19%
Food Products : 0.19%
Dole Food Company Incorporated	13.88	3-15-2014	181,000	200,910

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Energy : 5.51%
Energy Equipment & Services : 1.12%
Bristow Group Incorporated	6.25%	10-15-2022	$135,000	$143,100
Dresser-Rand Group Incorporated	6.50	5-1-2021	75,000	78,750
Gulfmark Offshore Incorporated 144A	6.38	3-15-2022	225,000	229,500
Hornbeck Offshore Services Incorporated Series B	8.00	9-1-2017	210,000	225,750
NGPL PipeCo LLC 144A	7.12	12-15-2017	25,000	27,000
Northern Tier Energy LLC 144A	7.13	11-15-2020	40,000	40,200
Oil States International Incorporated	6.50	6-1-2019	125,000	132,813
PHI Incorporated	8.63	10-15-2018	300,000	319,500
Pride International Incorporated	8.50	6-15-2019	10,000	13,382
				1,209,995

Oil, Gas & Consumable Fuels : 4.39%
CVR Energy Incorporated 144A	10.88	4-1-2017	100,000	109,750
CVR Refining LLC 144A	6.50	11-1-2022	100,000	98,500
Denbury Resources Incorporated	6.38	8-15-2021	25,000	27,500
Denbury Resources Incorporated	8.25	2-15-2020	140,000	158,200
El Paso Corporation	6.50	9-15-2020	45,000	50,484
El Paso Corporation	7.00	6-15-2017	75,000	85,707
El Paso Corporation	7.25	6-1-2018	175,000	202,239
El Paso Corporation	7.42	2-15-2037	90,000	96,520
El Paso Corporation	7.80	8-1-2031	100,000	115,659
Encore Acquisition Company	9.50	5-1-2016	50,000	53,625
Energy Transfer Equity LP	7.50	10-15-2020	300,000	340,500
Ferrellgas LP	9.13	10-1-2017	200,000	215,000
HollyFrontier Corporation	9.88	6-15-2017	220,000	240,075
Inergy Midstream LP 144A	6.00	12-15-2020	55,000	55,963
Kinder Morgan Energy 144A	6.00	1-15-2018	25,000	27,340
NGPL PipeCo LLC 144A	7.77	12-15-2037	200,000	208,000
NGPL PipeCo LLC 144A	9.63	6-1-2019	225,000	258,750
Overseas Shipholding Group Incorporated (s)	7.50	2-15-2024	50,000	19,250
Petrohawk Energy Corporation	7.88	6-1-2015	95,000	98,851
Petrohawk Energy Corporation	10.50	8-1-2014	60,000	64,200
Pioneer Natural Resources Company	7.50	1-15-2020	145,000	184,093
Plains Exploration & Production Company	8.63	10-15-2019	325,000	362,375
Rockies Express Pipeline LLC 144A	3.90	4-15-2015	150,000	149,625
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	25,000	24,250
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	435,000	393,675
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	95,000	88,588
Sabine Pass LNG LP 144A	6.50	11-1-2020	355,000	355,000
Sabine Pass LNG LP	7.50	11-30-2016	300,000	324,000
Suburban Propane Partners LP	7.38	3-15-2020	25,000	26,750
Suburban Propane Partners LP 144A	7.38	8-1-2021	36,000	38,520
Suburban Propane Partners LP 144A	7.50	10-1-2018	42,000	44,940
Susser Holdings LLC	8.50	5-15-2016	125,000	133,750
Tesoro Corporation	9.75	6-1-2019	90,000	103,500
				4,755,179

Financials : 5.37%
Capital Markets : 0.36%
E*TRADE Financial Corporation	12.50	11-30-2017	68,000	76,524
Nuveen Investments Incorporated	5.50	9-15-2015	275,000	261,250
Nuveen Investments Incorporated 144A	9.13	10-15-2017	50,000	49,625
				387,399

Commercial Banks : 0.68%
CIT Group Incorporated 144A	4.75	2-15-2015	200,000	207,500
CIT Group Incorporated	5.00	5-15-2017	25,000	26,188
CIT Group Incorporated 144A	5.25	4-1-2014	100,000	103,500

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks (continued)
CIT Group Incorporated	5.25%	3-15-2018	$25,000	$26,531
CIT Group Incorporated 144A	5.50	2-15-2019	100,000	106,500
CIT Group Incorporated 144A	6.63	4-1-2018	50,000	56,000
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	225,000	209,760
				735,979

Consumer Finance : 3.07%
Ally Financial Incorporated	3.13	1-15-2016	25,000	25,069
Ally Financial Incorporated	5.50	2-15-2017	50,000	53,240
Ally Financial Incorporated	8.30	2-12-2015	825,000	921,938
American General Finance Corporation	5.40	12-1-2015	150,000	140,250
American General Finance Corporation	5.75	9-15-2016	50,000	44,750
American General Finance Corporation	6.50	9-15-2017	50,000	43,625
Ashtead Capital Incorporated 144A	6.50	7-15-2022	125,000	133,125
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	130,000	137,150
Ford Motor Credit Company LLC	8.00	12-15-2016	25,000	30,139
General Motors Financial Company Incorporated 144A	4.75	8-15-2017	20,000	20,811
General Motors Financial Company Incorporated	6.75	6-1-2018	100,000	112,708
GMAC LLC	6.75	12-1-2014	36,000	38,880
Homer City Funding LLC (s)	8.73	10-1-2026	136,276	150,585
International Lease Finance Corporation 144A	6.75	9-1-2016	50,000	55,750
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	40,513
International Lease Finance Corporation	8.63	9-15-2015	75,000	83,531
JBS USA Finance Incorporated	11.63	5-1-2014	420,000	473,025
Nielsen Finance LLC Company 144A	4.50	10-1-2020	40,000	39,900
Nielsen Finance LLC Company	7.75	10-15-2018	500,000	557,500
Springleaf Finance Corporation	6.90	12-15-2017	250,000	221,875
				3,324,364

Diversified Financial Services : 0.22%
Fidelity National Information Services Incorporated	5.00	3-15-2022	25,000	26,125
HUB International Limited Company 144A	8.13	10-15-2018	205,000	212,688
				238,813

Insurance : 0.16%
USI Holdings Corporation ±144A	4.19	11-15-2014	50,000	49,875
USI Holdings Corporation 144A	9.75	5-15-2015	125,000	128,750
				178,625

REITs : 0.88%
Dupont Fabros Technology Incorporated	8.50	12-15-2017	565,000	620,088
Host Hotels & Resorts Incorporated	9.00	5-15-2017	30,000	32,288
Omega Healthcare Investors Incorporated	6.75	10-15-2022	125,000	137,656
Sabra Health Care REIT Incorporated	8.13	11-1-2018	150,000	159,525
				949,557

Health Care : 1.66%
Health Care Equipment & Supplies : 0.07%
Hologic Incorporated 144A	6.25	8-1-2020	70,000	74,375

Health Care Providers & Services : 1.37%
Apria Healthcare Group Incorporated	11.25	11-1-2014	70,000	72,363
Aviv Health Care Incorporated	7.75	2-15-2019	100,000	105,000
Centene Corporation	5.75	6-1-2017	75,000	79,688
Community Health Systems Incorporated	5.13	8-15-2018	40,000	42,100
Community Health Systems Incorporated	7.13	7-15-2020	50,000	52,875
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	55,000	57,475
Emergency Medical Services Corporation	8.13	6-1-2019	25,000	26,688

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Fresenius Medical Care Holdings Incorporated 144A	5.63%	7-31-2019	$100,000	$106,750
HCA Incorporated	4.75	5-1-2023	25,000	25,250
HCA Incorporated	5.88	3-15-2022	25,000	27,188
HCA Incorporated	6.50	2-15-2020	175,000	196,438
HCA Incorporated	7.50	11-15-2095	50,000	43,500
HCA Incorporated	8.50	4-15-2019	250,000	280,625
Health Management Associates Incorporated	6.13	4-15-2016	50,000	54,313
HealthSouth Corporation	5.75	11-1-2024	50,000	50,000
HealthSouth Corporation	7.25	10-1-2018	22,000	23,815
HealthSouth Corporation	7.75	9-15-2022	22,000	24,118
MPT Operating Partnership LP	6.38	2-15-2022	25,000	26,125
MPT Operating Partnership LP	6.88	5-1-2021	125,000	135,625
PSS World Medical Incorporated	6.38	3-1-2022	30,000	35,250
Tenet Healthcare Corporation 144A	4.75	6-1-2020	20,000	20,150
				1,485,336

Pharmaceuticals : 0.22%
Mylan Incorporated 144A	6.00	11-15-2018	115,000	126,788
Mylan Incorporated 144A	7.63	7-15-2017	25,000	28,094
Mylan Incorporated 144A	7.88	7-15-2020	75,000	88,594
				243,476

Industrials : 1.25%
Aerospace & Defense : 0.15%
GeoEye Incorporated	9.63	10-1-2015	55,000	61,050
TransDigm Group Incorporated 144A	5.50	10-15-2020	20,000	20,450
TransDigm Group Incorporated	7.75	12-15-2018	75,000	82,875
				164,375

Air Freight & Logistics : 0.01%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	5,000	5,190
Aviation Capital Group Corporation 144A	7.13	10-15-2020	5,000	5,268
				10,458

Commercial Services & Supplies : 0.62%
Clean Harbors Incorporated 144A	5.13	6-1-2021	20,000	20,450
Corrections Corporation of America	7.75	6-1-2017	95,000	101,234
Covanta Holding Corporation	6.38	10-1-2022	50,000	54,200
Covanta Holding Corporation	7.25	12-1-2020	10,000	11,014
Geo Group Incorporated	7.75	10-15-2017	125,000	135,000
Iron Mountain Incorporated	5.75	8-15-2024	25,000	24,938
Iron Mountain Incorporated	8.38	8-15-2021	180,000	198,900
KAR Holdings Incorporated ±	4.31	5-1-2014	125,000	125,158
				670,894

Machinery : 0.15%
Cleaver-Brooks Incorporated 144A	12.25	5-1-2016	55,000	60,775
Columbus McKinnon Corporation	7.88	2-1-2019	75,000	80,250
Titan International Incorporated	7.88	10-1-2017	25,000	26,313
				167,338

Marine : 0.02%
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	25,000	25,625

Professional Services : 0.16%
Interactive Data Corporation	10.25	8-1-2018	150,000	168,000

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Trading Companies & Distributors : 0.14%
H&E Equipment Services Incorporated 144A	7.00%	9-1-2022	$145,000	$152,975

Information Technology : 2.80%
Communications Equipment : 0.13%
Avaya Incorporated	9.75	11-1-2015	50,000	39,625
Lucent Technologies Incorporated	6.45	3-15-2029	155,000	102,300
				141,925

Computers & Peripherals : 0.20%
NCR Corporation 144A	5.00	7-15-2022	215,000	217,688

Electronic Equipment, Instruments & Components : 0.78%
CDW Financial Corporation	12.54	10-12-2017	108,000	115,560
Jabil Circuit Incorporated	8.25	3-15-2018	620,000	728,500
				844,060

Internet Software & Services : 0.10%
Equinix Incorporated	8.13	3-1-2018	95,000	104,500

IT Services : 1.41%
Audatex North American Incorporated 144A	6.75	6-15-2018	50,000	53,625
CyrusOne LLC 144A	6.38	11-15-2022	25,000	25,875
Fidelity National Information Services Incorporated	7.63	7-15-2017	50,000	54,500
Fidelity National Information Services Incorporated	7.88	7-15-2020	100,000	112,500
First Data Corporation 144A	7.38	6-15-2019	50,000	51,375
First Data Corporation	11.25	3-31-2016	465,000	459,188
SunGard Data Systems Incorporated	7.38	11-15-2018	390,000	415,838
SunGard Data Systems Incorporated	7.63	11-15-2020	25,000	27,375
SunGard Data Systems Incorporated	10.25	8-15-2015	325,000	330,551
				1,530,827

Software : 0.18%
Nuance Communications Incorporated 144A	5.38	8-15-2020	85,000	87,550
SunGard Data Systems Incorporated 144A	6.63	11-1-2019	100,000	102,000
				189,550

Materials : 0.70%
Chemicals : 0.14%
Celanese Corporation	5.88	6-15-2021	20,000	22,350
Huntsman International LLC	5.50	6-30-2016	47,000	47,059
Tronox Finance LLC 144A	6.38	8-15-2020	90,000	88,650
				158,059

Containers & Packaging : 0.31%
Ball Corporation	5.00	3-15-2022	25,000	26,500
Crown Americas LLC	6.25	2-1-2021	20,000	21,900
Crown Americas LLC	7.63	5-15-2017	25,000	26,531
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	50,000	46,625
Owens-Brockway Glass Container Incorporated	3.00	6-1-2015	95,000	93,813
Owens-Illinois Incorporated	7.80	5-15-2018	60,000	69,000
Silgan Holdings Incorporated	5.00	4-1-2020	50,000	51,250
				335,619

Paper & Forest Products : 0.25%
Clearwater Paper Corporation	10.63	6-15-2016	70,000	76,825

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Paper & Forest Products (continued)
Georgia-Pacific LLC	8.88%	5-15-2031	$125,000	$189,838
				266,663

Telecommunication Services : 4.28%
Diversified Telecommunication Services : 1.78%
Citizens Communications Company	7.88	1-15-2027	200,000	202,500
Frontier Communications Corporation	8.13	10-1-2018	60,000	68,250
Frontier Communications Corporation	8.25	5-1-2014	3,000	3,255
GCI Incorporated	6.75	6-1-2021	75,000	74,625
GCI Incorporated	8.63	11-15-2019	368,000	393,760
Qwest Corporation	7.25	9-15-2025	125,000	147,200
Qwest Corporation	7.63	8-3-2021	20,000	22,577
SBA Telecommunications Incorporated 144A	5.63	10-1-2019	10,000	10,325
SBA Telecommunications Incorporated 144A	5.75	7-15-2020	200,000	209,000
SBA Telecommunications Incorporated	8.25	8-15-2019	7,000	7,858
TW Telecommunications Holdings Incorporated 144A	5.38	10-1-2022	405,000	419,175
TW Telecommunications Holdings Incorporated	8.00	3-1-2018	75,000	82,500
Windstream Corporation	7.88	11-1-2017	265,000	293,488
				1,934,513

Wireless Telecommunication Services : 2.50%
Allbritton Communications Company	8.00	5-15-2018	150,000	163,125
CC Holdings GS V LLC/Crown Castle GS III Corporation 144A	7.75	5-1-2017	50,000	53,125
Cricket Communications Incorporated	7.75	10-15-2020	150,000	155,625
Cricket Communications Incorporated Series I	7.75	5-15-2016	125,000	132,188
Crown Castle International Corporation 144A	5.25	1-15-2023	75,000	78,375
Crown Castle International Corporation	7.13	11-1-2019	10,000	11,025
MetroPCS Communications Incorporated	6.63	11-15-2020	200,000	211,500
MetroPCS Communications Incorporated	7.88	9-1-2018	50,000	54,000
Sprint Capital Corporation	6.88	11-15-2028	1,100,000	1,133,000
Sprint Capital Corporation	8.75	3-15-2032	220,000	261,250
Sprint Nextel Corporation 144A	9.00	11-15-2018	25,000	30,813
Sprint Nextel Corporation	11.50	11-15-2021	25,000	33,563
Syniverse Holdings Incorporated	9.13	1-15-2019	365,000	389,638
				2,707,227

Utilities : 2.07%
Electric Utilities : 0.96%
Energy Future Holdings Corporation 144A	6.88	8-15-2017	25,000	25,625
IPALCO Enterprises Incorporated	5.00	5-1-2018	100,000	103,000
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	160,000	177,200
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	438,432	486,660
Otter Tail Corporation	9.00	12-15-2016	215,000	251,550
				1,044,035

Gas Utilities : 0.23%
AmeriGas Finance LLC	6.75	5-20-2020	175,000	190,750
AmeriGas Finance LLC	7.00	5-20-2022	50,000	54,500
				245,250

Independent Power Producers & Energy Traders : 0.88%
Calpine Construction Finance Corporation 144A	7.25	10-15-2017	360,000	385,200
Calpine Construction Finance Corporation 144A	8.00	6-1-2016	125,000	133,438
NRG Energy Incorporated	8.50	6-15-2019	185,000	202,113
NSG Holdings LLC (i)144A	7.75	12-15-2025	70,000	71,750
Reliant Energy Incorporated	7.63	6-15-2014	50,000	53,375
Reliant Energy Incorporated	9.24	7-2-2017	84,017	91,789

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Independent Power Producers & Energy Traders (continued)
Reliant Energy Incorporated	9.68%	7-2-2026	$10,000	$10,700
				948,365

Total Corporate Bonds and Notes (Cost $31,418,614)				33,542,372

	Dividend yield			Shares
Preferred Stocks : 11.52%
Financials : 0.05%
Diversified Financial Services : 0.05%
GMAC Capital Trust I ±	8.13		2,200	57,310

Telecommunication Services : 2.21%
Diversified Telecommunication Services : 2.21%
Qwest Corporation	7.00		90,000	2,393,100

Utilities : 9.26%
Electric Utilities : 2.78%
Indianapolis Power & Light Company	5.65		20,000	2,003,750
Southern California Edison	6.50		5,000	526,875
Wisconsin Public Service	5.08		4,804	484,904
				3,015,529

Multi-Utilities : 6.48%
DTE Energy Company	5.25		100,000	2,526,000
SCANA Corporation Series A	7.70		165,000	4,491,300
				7,017,300

Total Preferred Stocks (Cost $12,064,905)				12,483,239

	Interest rate	Maturity date	Principal
Term Loans : 3.00%
Capital Automotive LP	5.25	3-10-2017	$266,778	267,891
CCM Merger Incorporated	6.00	3-1-2017	272,493	272,153
Coinmach Corporation	3.21	11-20-2014	269,094	260,349
Energy Transfer Equity LP	3.75	3-24-2017	75,000	75,322
Fairpoint Communications Incorporated	6.50	1-22-2016	305,086	292,215
Federal Mogul Corporation	2.15	12-29-2014	81,618	75,759
Federal Mogul Corporation	2.15	12-28-2015	41,642	38,652
First Data Corporation B1	2.96	9-24-2014	7,288	7,275
First Data Corporation B2	2.96	9-24-2014	10,684	10,665
First Data Corporation B3	2.96	9-24-2014	3,124	3,118
Focus Brands Incorporated	10.25	8-21-2018	125,000	126,250
Level 3 Financing Incorporated	4.75	2-1-2016	300,000	300,000
Merisant Company (i)	7.50	1-8-2014	70,336	69,750
Springleaf Finance Corporation	5.50	5-10-2017	100,000	98,775
Tallgrass Energy Partners LP <	0.00	10-25-2018	201,829	202,249
Texas Competitive Electric Holdings LLC	3.74	10-10-2014	1,471,940	1,007,033
United Surgical Partners International Incorporated	6.00	4-3-2019	99,500	99,749
Web Service Company LLC	7.00	8-28-2014	49,106	48,860
Total Term Loans (Cost $3,529,766)				3,256,065

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security name			Shares	Value
Warrants : 0.06%
Utilities : 0.06%
Electric Utilities : 0.00%
China Hydroelectric Company ADR †			10,000	$100

Gas Utilities : 0.06%
Kinder Morgan Incorporated †			16,000	60,480

Total Warrants (Cost $42,480)				60,580

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 1.57%
Consumer Discretionary : 0.11%
Media : 0.11%
Videotron Limited	5.00%	7-15-2022	$35,000	36,050
Videotron Limited	9.13	4-15-2018	75,000	80,250
				116,300

Energy : 0.22%
Oil, Gas & Consumable Fuels : 0.22%
Griffin Coal Mining Company Limited (s)144A	9.50	12-1-2016	160,361	135,104
Ship Finance International Limited	8.50	12-15-2013	105,000	105,394
				240,498

Financials : 0.10%
Consumer Finance : 0.10%
Wind Acquisition Finance SpA 144A	11.75	7-15-2017	110,000	112,475

Information Technology : 0.27%
Computers & Peripherals : 0.27%
Seagate Technology HDD Holdings	6.80	10-1-2016	50,000	55,438
Seagate Technology HDD Holdings	6.88	5-1-2020	25,000	26,094
Seagate Technology HDD Holdings	7.00	11-1-2021	25,000	26,125
Seagate Technology HDD Holdings	7.75	12-15-2018	170,000	184,875
				292,532

Materials : 0.26%
Metals & Mining : 0.18%
Novelis Incorporated	8.38	12-15-2017	100,000	110,000
Novelis Incorporated	8.75	12-15-2020	75,000	84,000
				194,000

Paper & Forest Products : 0.08%
Sappi Limited 144A	7.50	6-15-2032	100,000	85,000

Telecommunication Services : 0.61%
Diversified Telecommunication Services : 0.27%
Intelsat Jackson Holdings Limited	7.25	4-1-2019	225,000	240,188
Intelsat Jackson Holdings Limited	7.50	4-1-2021	50,000	53,500
				293,688

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 0.34%
Digicel Group Limited 144A		12.00%	4-1-2014	$20,000	$22,100
Intelsat Jackson Holdings SA		7.25	10-15-2020	75,000	80,063
Intelsat Jackson Holdings SA 144A		7.25	10-15-2020	75,000	79,875
Intelsat Luxembourg SA ¥		11.50	2-4-2017	125,000	132,656
Telesat Canada Incorporated 144A		6.00	5-15-2017	50,000	52,250
					366,944

Total Yankee Corporate Bonds and Notes (Cost $1,601,797)					1,701,437

		Yield		Shares
Short-Term Investments : 3.11%
Investment Companies : 3.11%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16		3,365,989	3,365,989

Total Short-Term Investments (Cost $3,365,989)					3,365,989

Total investments in securities (Cost $114,162,568)*	116.57%				126,298,311
Other assets and liabilities, net	(16.57)				(17,956,148)

Total net assets	100.00%				$108,342,163

†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
±	Variable rate investment
(i)	Illiquid security
<	All or a portion of the position represents an unfunded loan commitment.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $114,876,135 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,487,933
Gross unrealized depreciation	(4,065,757)

Net unrealized appreciation	$11,422,176

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On November 30, 2012, fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of November 30, 2012, the Fund had unfunded loan commitments of $199,811.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$71,888,629	$0	$0	$71,888,629
Preferred stocks	9,467,710	3,015,529	0	12,483,239
Corporate bonds and notes	0	33,542,372	0	33,542,372
Term loans	0	2,197,564	1,058,501	3,256,065
Warrants	0	60,580	0	60,580
Yankee corporate bonds and notes	0	1,701,437	0	1,701,437
Short-term investments
Investment companies	3,365,989	0	0	3,365,989

	$84,722,328	$40,517,482	$1,058,501	$126,298,311

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American depositary receipt

ADS — American depositary shares

AGC-ICC — Assured Guaranty Corporation -

Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

CR — Custody receipts

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUF — Hungarian forint

IBC — Insured bond certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TCR — Transferable custody receipts

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities and High Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date:	January 28, 2013

By:	/s/ Nancy Wiser

Nancy Wiser Treasurer

Date:	January 28, 2013